Condensed Consolidated and Combined Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities:
Net income (loss)	$ (14,384,526)	$ (4,211,621)	$ (19,775,602)	$ 593,905
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	298,805	456,681
Stock based compensation	2,088,838
Equity compensation expense for services	1,726,000
Change in fair value of derivative liabilities	(24,017,035)		18,483,096
Loss on issuance of common stock and warrants	27,475,797
Change in fair value of over-allotment liability				(19,432)
Changes in operating assets and liabilities:
Accounts receivable	1,165	(76)
Other receivable	(115,000)	(187,500)
Inventory	(1,700)
Prepaid expenses	46,492	(11,700)
Other current assets	(356,301)
Accounts payable and accrued expenses	1,560,273	(43,865)
Due to related party		699,134
Net Cash Used In Operating Activities	(5,677,192)	(3,298,947)
Cash Flows From Investing Activities:
Capitalized patent costs	(190,931)	(301,528)
Net Cash Used In Investing Activities	(190,931)	(301,528)
Cash Flows From Financing Activities:
Capital contributions from Global Graphene Group	487,273	2,980,851
Cash received from NUBI Trust	25,160,047
Less discount payment related to Non Redemption Agreement	(13,937,997)
Less payment for reimbursement of consideration shares related to the Forward Purchase Agreement payment	(2,193,800)
Less reimbursement for Recycled Shares related to Forward Purchase Agreement	(80,241)
Less transaction expenses in connection with the Merger	(8,948,009)
Inflow from Merger	17,555
Proceeds from convertible notes	527,500
Proceeds from short-term notes	670,000
Repayment of short term notes	(1,329,712)
Proceeds from issuance of common stock and warrants in connection with Private Placement	7,850,000
Proceeds from issuance of common stock from exercise of warrants	163,974
Issuance costs in connection with Private Placement	(419,499)
Repayment of related party payable	(911,091)
Net Cash Provided By Financing Activities	7,056,000	2,980,851
Net change in cash	1,187,877	(619,624)
Cash at beginning of period	780	621,575	621,575
Cash at end of period	1,188,657	1,951	780	621,575
Supplemental disclosure
Cash paid for interest expense	153,128
Supplemental disclosure of non-cash financing activities:
Issuance of Common Stock upon the closing of the Merger	2,435
Previously Reported
Cash Flows From Operating Activities:
Net income (loss)			(19,775,602)	593,905
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Income earned on Investments held in Trust Account			(3,788,143)	(1,812,882)
Change in fair value of over-allotment liability				(19,432)
Derivative asset/liabilities			18,483,096
Changes in operating assets and liabilities:
Prepaid expenses			130,090	(215,628)
Other assets			35,870	(35,870)
Accrued formation and offering costs			(5,000)
Income tax payable			566,664	339,899
Accounts payable and accrued expenses			1,691,932	424,906
Net Cash Used In Operating Activities			(2,661,093)	(725,102)
Cash Flows From Investing Activities:
Cash withdrawn for taxes			1,523,258
Cash withdrawn for redemptions of Class Common Stock			89,038,494
Cash deposited into Trust Account			(1,985,000)	(125,970,000)
Net Cash Used In Investing Activities			88,576,752	(125,970,000)
Cash Flows From Financing Activities:
Proceeds from convertible note – Sponsor			1,172,159
Proceeds from convertible notes			905,000
Advances from Related Party			332,500
Advances from Target			187,500
Payments for redemption of Class A Common Stock			(89,038,494)
Sale of Units in the Initial Public Offering, net of underwriting discount				123,500,000
Issuance costs in connection with Private Placement				5,405,000
Payment of underwriter fees				(1,235,000)
Payment of offering costs				(429,243)
Net Cash Provided By Financing Activities			(86,441,335)	127,240,757
Net change in cash			(525,676)	545,655
Cash at beginning of period	$ 19,979	$ 545,655	545,655
Cash at end of period			19,979	545,655
Supplemental disclosure
Cash paid for income taxes			1,012,944
Supplemental disclosure of non-cash financing activities:
Deferred offering costs included in accrued offering costs				25,000
Deferred offering costs included in related party payable				939
Deferred underwriters’ compensation charged to temporary equity in connection with the Public Offering				4,322,500
Class A redeemable Common Stock measurement adjustment at Initial Public Offering				12,942,102
Fair value of representative shares				776,815
Issuance of Common Stock upon the closing of the Merger				19,432
Excise tax on redemption of Class A Common Stock			890,385
Class A Common Stock Redeemable Current Period Remeasurement Adjustment			3,972,489	1,272,983
Reclassification of redeemed Class A ordinary shares			$ 17,834,235